Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	$ 463,949	$ 330,664	$ 326,130
Provisions established	531,577	453,914	280,619
Application of provisions	(429,917)	(80,768)	(72,225)
Provisions released	(107,435)	(240,708)	(203,862)
Other	2,848	847	2
Balance at ending	461,022	463,949	330,664
Personnel salaries and expenses [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	109,001	102,958	99,500
Provisions established	121,779	90,363	75,891
Application of provisions	(132,340)	(80,768)	(70,676)
Provisions released	(1,748)	(1,836)	(1,759)
Other	2,768	(1,716)	2
Balance at ending	99,424	109,001	102,958
Lawsuit and litigations [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	3,035	2,411	3,104
Provisions established	2,963	624	856
Application of provisions	(465)		(1,549)
Provisions released
Other
Balance at ending	5,533	3,035	2,411
Loyalty programme [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	38	38
Provisions established			38
Application of provisions
Provisions released
Other
Balance at ending	38	38	38
Operational risks [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	1,578
Provisions established	4,053	1,578
Application of provisions	(482)
Provisions released
Other
Balance at ending	5,149	1,578
Contingencies [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	52,205	32,726	14,559
Provisions established	24,365	30,413	24,867
Application of provisions	(13,578)
Provisions released		(10,934)	(6,700)
Other
Balance at ending	63,232	52,205	32,726
Mandatory Dividend [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	252,740	164,284	185,727
Provisions established	237,683	252,740	164,284
Application of provisions	(252,740)
Provisions released		(164,284)	(185,727)
Other
Balance at ending	237,683	252,740	164,284
Interest of perpetual bonds [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	4,995
Provisions established	30,523	4,995
Application of provisions	(30,552)
Provisions released
Other
Balance at ending	4,966	4,995
Contingent loan [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	40,357	28,247	23,240
Provisions established	110,211	73,201	14,683
Application of provisions
Provisions released	(105,687)	(63,654)	(9,676)
Other	116	2,563
Balance at ending	$ 44,997	$ 40,357	$ 28,247